Consolidated Statement of Cash Flows Supplemental Disclosures ( Non-cash investing and financing activities) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Non-cash additions for purchases of property and equipment		$ 42,958	$ 17,230	$ 9,010
Capital lease obligation incurred	9,400	9,386	0	0
Asset retirement obligation additions to property and equipment		4,268	5,292	660
Accrued distribution to non-controlling interest		4,167	4,167	0
Deferred compensation distribution denominated in shares		617	621	511
Net assets acquired with equity in AWN		$ 0	$ 267,642	$ 0